Supplementary Insurance Information	12 Months Ended
Dec. 31, 2016
Supplementary Insurance Information

See accompanying report of independent registered public accounting firm.

Schedule III

ALLIANZ LIFE INSURANCE COMPANY

OF NORTH AMERICA AND SUBSIDIARIES

Supplementary Insurance Information

As of and for the years ended December 31, 2016, 2015, and 2014

(In thousands)

	As of December 31					Year ended December 31
	Deferred acquisition costs	Deferred sales inducements (1)	Account balances and future policy benefit reserves	Unearned premiums	Policy and contract claims	Net premium and policy fees	Interest and similar income, net	Net benefits (2)	Net change in deferred sales inducements*	Net change in policy acquisition costs**	Other operating expenses
2016:
Annuities	$4,704,646	763,386	97,927,975	5,864	1,731	1,117,580	4,133,359	1,763,154	219,725	315,760	1,737,434
Life	523,701	1,168	3,172,139	77,790	4,438	147,013	113,465	194,521	146	(69,477)	159,455
Questar	—	—	—	—	—	—	32	—	—	—	114,009
Legacy	17,996	—	4,254,346	61,681	614,574	142,686	78,881	205,632	—	13,124	18,490

	$5,246,343	764,554	105,354,460	145,335	620,743	1,407,279	4,325,737	2,163,307	219,871	259,407	2,029,388

2015:
Annuities	$5,766,176	1,108,877	90,734,164	25,620	—	1,133,285	3,999,693	2,095,788	200,269	279,582	1,510,369
Life	486,195	1,315	2,678,431	70,621	3,335	172,660	103,326	112,236	2,141	(53,642)	165,385
Questar	—	—	—	—	—	—	3	—	—	—	110,624
Legacy	30,865	—	3,901,902	57,875	514,590	143,646	72,447	192,660	—	13,319	18,059

	$6,283,236	1,110,192	97,314,497	154,116	517,925	1,449,591	4,175,469	2,400,684	202,410	239,259	1,804,437

2014:
Annuities	$3,934,701	843,545	85,548,020	1,164	—	1,148,803	3,798,284	5,578,815	3,925	(615,902)	1,928,506
Life	384,073	3,455	2,255,751	74,207	4,187	117,950	90,057	147,014	334	(72,109)	154,952
Questar	—	—	—	—	—	—	(17)	—	—	—	111,967
Legacy	43,997	—	3,554,990	55,330	439,257	141,344	67,335	145,737	—	14,925	16,975

	$4,362,771	847,000	91,358,761	130,701	443,444	1,408,097	3,955,659	5,871,566	4,259	(673,086)	2,212,400

(1)	Deferred sales inducements is located in Other assets on the Consolidated Balance Sheets.
(2)	Excludes net change in deferred sales inducements.
*	See note 10 for aggregate gross amortization of deferred sales inducements.
**	See note 9 for aggregate gross amortization of deferred acquisition costs.

See accompanying report of independent registered public accounting firm.